UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21784

           BlackRock Enhanced Dividend Achievers Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Enhanced Dividend Achievers Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Shares		Description	Value

		LONG-TERM INVESTMENTS—96.3%
		Common Stocks—96.3%
		Basic Materials—1.1%
94,100		PPG Industries, Inc.	$ 5,598,950
294,200		RPM International, Inc.	5,560,380

			11,159,330

		Conglomerates—4.3%
1,273,000		General Electric Co.	41,690,750

		Consumer Products—14.1%
608,400	[1]	Altria Group, Inc.	44,011,656
1,091,600		Coca-Cola Co. (The)	45,170,408
803,800		ConAgra Foods, Inc.	16,662,774
65,400		Kimberly-Clark Corp.	3,735,648
136,100		La-Z-Boy, Inc.	2,223,874
119,100		McDonald’s Corp.	4,169,691
978,500		Sara Lee Corp.	17,886,980
87,000		Stanley Works (The)	4,266,480

			138,127,511

		Energy—12.7%
206,200	[1]	Atmos Energy Corp.	5,418,936
137,100		Black Hills Corp.	4,880,760
788,300		Chevron Corp.	46,809,254
346,800		Consolidated Edison, Inc.	16,303,068
86,000		National Fuel Gas Co.	2,829,400
203,300		Nicor, Inc.	8,314,970
89,300		Otter Tail Corp.	2,732,580
206,200		Peoples Energy Corp.	7,674,764
127,400		Pinnacle West Capital Corp.	5,428,514
391,900		Progress Energy, Inc.	17,094,678
152,500		Vectren Corp.	4,172,400
42,700		WPS Resources Corp.	2,394,616

			124,053,940

		Financial Institutions—38.7%
45,100	[1]	Allstate Corp.	2,347,455
544,588	[1]	AmSouth Bancorp	15,036,075
192,000		Arthur J. Gallagher & Co.	5,598,720
218,300	[1]	Bancorpsouth, Inc.	5,029,632
987,100	[1]	Bank of America Corp.	43,659,433
363,100	[1]	BB&T Corp.	14,175,424
93,100		Chemical Financial Corp.	2,927,995
909,700		Citigroup, Inc.	42,373,826
305,600		Comerica, Inc.	16,951,632
631,100		Fifth Third Bancorp	23,710,427
178,300		FirstMerit Corp.	4,502,075
38,900		Freddie Mac	2,639,754
224,906		Fulton Financial Corp.	4,037,063
115,200		Hudson United Bancorp	4,798,080
76,100		Jefferson-Pilot Corp.	4,438,913
205,100		KeyCorp	7,258,489
195,057		Lincoln National Corp.	10,636,458
498,000		National City Corp.	17,021,640
280,841		North Fork Bancorporation, Inc.	7,223,231
137,500		Old Republic International Group	2,949,375
754,800		Regions Financial Corp.	25,044,264
186,010		Republic Bancorp, Inc.	2,408,829
76,900		S&T Bancorp, Inc.	2,827,613
228,400		Suntrust Bank, Inc .	16,319,180
120,800		Synovus Financial Corp.	3,342,536
231,500		Washington Federal, Inc.	5,588,410
1,069,300		Washington Mutual, Inc.	45,252,776
674,231		Wells Fargo & Co.	42,045,045

			380,144,350

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Health Care—13.3%
104,300 [1]	Abbott Laboratories	$ 4,500,545
771,600	Eli Lilly & Co.	43,687,992
101,400	Johnson & Johnson	5,834,556
827,412	Merck & Co., Inc.	28,545,714
1,859,600 [1]	Pfizer, Inc.	47,754,528

		130,323,335

	Industrials—1.0%
132,400	RR Donnelley & Sons Co.	4,316,240
454,400	ServiceMaster Co. (The)	5,879,936

		10,196,176

	Real Estate—5.2%
58,500	Colonial Properties Trust (REIT)	2,703,870
109,600	Commercial Net Lease Realty (REIT)	2,513,128
124,800	Duke Realty Corp. (REIT)	4,527,744
203,200	General Growth Properties, Inc. (REIT)	10,485,120
228,600	Health Care Property Investors, Inc. (REIT)	6,343,650
139,900	Healthcare Realty Trust, Inc. (REIT)	4,902,096
59,500	Home Properties, Inc. (REIT)	2,729,265
77,400	Kimco Realty Corp. (REIT)	2,715,966
119,500	Lexington Corporate Properties Trust (REIT)	2,652,900
49,400	Liberty Property Trust (REIT)	2,235,844
71,500	Prologis (REIT)	3,662,230
88,600	Sun Communities, Inc. (REIT)	2,944,178
118,300	United Dominion Realty Trust, Inc. (REIT)	3,006,003

		51,421,994

	Technology—0.5%
115,600	Pitney Bowes, Inc.	4,940,744

	Telecommunications—5.4%
63,500 [1]	Alltel Corp.	3,811,905
1,888,700 [1]	AT&T, Inc.	49,011,765

		52,823,670

	Total Common Stocks (cost $942,477,633)	944,881,800

	SHORT-TERM INVESTMENTS—3.4%
	Money Market Fund—0.3%
3,392,554	Fidelity Institutional Money Market Prime Portfolio	3,392,554

Principal
Amount

	U.S. Government and Agency Zero Coupon Bond—3.1%
	Federal Home Loan Bank, 4.34%, 02/01/06	31,000,000
	Total Short-Term Investments (cost $34,392,554)	34,392,554

	Total investments before outstanding options written (cost $976,870,1873)	979,274,354

Contracts

	OUTSTANDING CALL OPTIONS WRITTEN—(0.9)%
(565)	Abbott Laboratories, strike price $42.50, expires 02/18/06	(56,500)
(250)	Allstate Corp., strike price $55, expires 03/18/06	(15,000)
(231)	Alltel Corp., strike price $65, expires 02/18/06	(1,732)
(115)	Alltel Corp., strike price $65, expires 04/22/06	(7,475)
(1,725)	Altria Group, Inc., strike price $75, expires 03/18/06	(284,625)
(380)	Altria Group, Inc., strike price $80, expires 03/18/06	(15,200)
(1,250)	Altria Group, Inc., strike price $80, expires 02/18/06	(18,750)
(50,000)	AmSouth Bancorp, strike price $27, expires 02/17/06	(37,900)
(113,000)	AmSouth Bancorp, strike price $27.15, expires 02/17/06	(83,134)
(760)	AmSouth Bancorp, strike price $27.50, expires 03/10/06	(63,840)
(49,000)	Arthur J. Gallagher & Co., strike price $30.74, expires 03/17/06	(24,992)
(537)	Arthur J. Gallagher & Co., strike price $31.50, expires 02/10/06	(1)
(166,900)	AT&T, Inc., strike price $24.75, expires 02/24/06	(224,147)
(2,000)	AT&T, Inc., strike price $25, expires 02/18/06	(230,000)
(4,350)	AT&T, Inc., strike price $25, expires 03/18/06	(565,500)
(36,800)	AT&T, Inc., strike price $25.13, expires 02/10/06	(32,897)
(2,000)	AT&T, Inc., strike price $25.25, expires 03/10/06	(178,000)
(42,100)	Atmos Energy Corp., strike price $26.77, expires 02/17/06	(5,305)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(71,300)	Atmos Energy Corp., strike price $26.88, expires 03/10/06	$ (10,481)
(335)	Bancorpsouth, Inc., strike price $23, expires 03/24/06	(25,460)
(385)	Bancorpsouth, Inc., strike price $24, expires 02/03/06	—
(40,000)	Bancorpsouth, Inc., strike price $24, expires 02/17/06	(7,520)
(64)	Bancorpsouth, Inc., strike price $25, expires 02/18/06	(800)
(3,000)	Bank of America Corp., strike price $45, expires 03/18/06	(150,000)
(200,000)	Bank of America Corp., strike price $45.25, expires 03/17/06	(84,240)
(116,000)	Bank of America Corp., strike price $46.18, expires 03/10/06	(19,871)
(1,100)	BB&T Corp., strike price $41, expires 03/14/06	(31,900)
(7,000)	BB&T Corp., strike price $41, expires 03/17/06	(2,191)
(22,300)	Black Hills Corp., strike price $35.68, expires 02/17/06	(11,230)
(15,000)	Chemical Financial Corp., strike price $33, expires 04/21/06	(12,705)
(19,300)	Chemical Financial Corp., strike price $33.04, expires 02/17/06	(2,172)
(16,500)	Chemical Financial Corp., strike price $35, expires 02/03/06	—
(1,950)	Chevron Corp., strike price $60, expires 02/18/06	(165,750)
(760)	Chevron Corp., strike price $62.50, expires 02/10/06	(12,160)
(1,620)	Chevron Corp., strike price $62.50, expires 03/10/06	(129,600)
(1,500)	Citigroup, Inc., strike price $47.50, expires 03/18/06	(82,500)
(115,000)	Citigroup, Inc., strike price $48.50, expires 03/17/06	(32,281)
(1,680)	Citigroup, Inc., strike price $50, expires 03/18/06	(16,800)
(109,000)	Coca-Cola Co. (The), strike price $42, expires 02/17/06	(28,994)
(1,100)	Coca-Cola Co. (The), strike price $42.50, expires 02/18/06	(22,000)
(150,000)	Coca-Cola Co. (The), strike price $43.50, expires 02/03/06	(1,302)
(9,500)	Colonial Properties Trust, strike price $44.60, expires 03/10/06	(17,580)
(12,600)	Colonial Properties Trust, strike price $44.91, expires 03/17/06	(22,398)
(10,000)	Colonial Properties Trust, strike price $44.96, expires 04/21/06	(22,636)
(466)	Comerica, Inc., strike price $60, expires 02/18/06	(4,660)
(28,200)	Commercial Net Lease Realty, strike price $21.08, expires 02/17/06	(53,636)
(20,900)	Commercial Net Lease Realty, strike price $22.21, expires 03/17/06	(23,889)
(1,150)	ConAgra Foods, Inc., strike price $20.75, expires 03/10/06	(56,350)
(200,000)	ConAgra Foods, Inc., strike price $20.83, expires 02/17/06	(44,400)
(60,900)	Consolidated Edison, Inc., strike price $46.20, expires 02/10/06	(66,052)
(462)	Consolidated Edison, Inc., strike price $47.50, expires 03/30/06	(38,346)
(12,000)	Consolidated Edison, Inc., strike price $47.68, expires 03/17/06	(6,948)
(700)	Consolidated Edison, Inc., strike price $50, expires 02/18/06	(5,250)
(325)	Duke Realty Corp., strike price $35, expires 02/18/06	(44,688)
(55)	Duke Realty Corp., strike price $35, expires 03/18/06	(8,662)
(16,100)	Duke Realty Corp., strike price $36.11, expires 03/17/06	(16,261)
(123,800)	Eli Lilly & Co., strike price $58.11, expires 03/17/06	(113,500)
(125,500)	Eli Lilly & Co., strike price $58.97, expires 03/10/06	(40,913)
(1,500)	Eli Lilly & Co., strike price $60, expires 02/18/06	(15,000)
(197)	Eli Lilly & Co., strike price $60, expires 03/18/06	(4,925)
(1,410)	Fifth Third Bancorp, strike price $40, expires 02/18/06	(21,150)
(308)	FirstMerit Corp., strike price $26, expires 03/10/06	(6,776)
(322)	FirstMerit Corp., strike price $27, expires 02/03/06	—
(350)	FirstMerit Corp., strike price $27.50, expires 02/24/06	—
(129)	Freddie Mac, strike price $70, expires 02/18/06	(5,805)
(85)	Freddie Mac, strike price $70, expires 03/18/06	(8,500)
(325)	Fulton Financial Corp., strike price $17.25, expires 03/10/06	(32,500)
(54,600)	Fulton Financial Corp., strike price $17.50, expires 02/17/06	(28,741)
(115)	Fulton Financial Corp., strike price $17.50, expires 03/18/06	(8,913)
(50,000)	General Electric Co., strike price $34, expires 03/17/06	(13,400)
(4,060)	General Electric Co., strike price $35, expires 02/18/06	(20,300)
(43,000)	General Electric Co., strike price $36.06, expires 02/17/06	(86)
(44,400)	General Growth Properties, Inc., strike price $46.97, expires 02/17/06	(219,899)
(66)	General Growth Properties, Inc., strike price $50, expires 04/22/06	(21,780)
(60,700)	General Growth Properties, Inc., strike price $52.76, expires 03/17/06	(47,103)
(46,800)	Health Care Property Investors, Inc., strike price $26.31, expires 02/17/06	(73,102)
(40,000)	Health Care Property Investors, Inc., strike price $27.10, expires 03/17/06	(40,142)
(382)	Health Care Property Investors, Inc., strike price $27.63, expires 03/10/06	(22,156)
(29,600)	Healthcare Realty Trust, Inc., strike price $33.48, expires 02/17/06	(34,454)
(23,800)	Healthcare Realty Trust, Inc., strike price $33.84, expires 03/10/06	(37,030)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(23,000)	Healthcare Realty Trust, Inc., strike price $34.77, expires 04/21/06	$ (17,020)
(5,800)	Home Properties, Inc., strike price $42.47, expires 02/10/06	(16,344)
(12,300)	Home Properties, Inc., strike price $42.58, expires 02/17/06	(35,466)
(142)	Home Properties, Inc., strike price $45, expires 03/18/06	(22,010)
(360)	Hudson United Bancorp, strike price $42.25, expires 02/10/06	(9,000)
(6,100)	Jefferson-Pilot Corp., strike price $56.17, expires 02/17/06	(13,934)
(25,000)	Jefferson-Pilot Corp., strike price $57.09, expires 02/28/06	(42,358)
(243)	Johnson & Johnson, strike price $65, expires 02/18/06	(1,215)
(313)	Johnson & Johnson, strike price $65, expires 04/22/06	(6,260)
(35,000)	KeyCorp, strike price $33.69, expires 03/17/06	(63,907)
(370)	KeyCorp, strike price $34, expires 03/10/06	(53,650)
(25,800)	KeyCorp, strike price $34.25, expires 03/17/06	(37,549)
(155)	KeyCorp, strike price $35, expires 02/18/06	(12,788)
(10,600)	Kimberly-Clark Corp., strike price $61.50, expires 02/17/06	(95)
(255)	Kimberly-Clark Corp., strike price $61.88, expires 03/14/06	(1,530)
(16,000)	Kimco Realty Corp., strike price $32.96, expires 02/17/06	(35,712)
(252)	Kimco Realty Corp., strike price $35, expires 03/18/06	(26,460)
(287)	La-Z-Boy, Inc., strike price $15, expires 02/18/06	(42,333)
(31,500)	La-Z-Boy, Inc., strike price $15.25, expires 03/10/06	(43,798)
(25,300)	Lexington Corporate Properties Trust, strike price $21.51, expires 02/17/06	(21,733)
(20,400)	Lexington Corporate Properties Trust, strike price $21.92, expires 02/03/06	(7,385)
(20,000)	Lexington Corporate Properties Trust, strike price $22.20, expires 03/31/06	(13,280)
(220)	Liberty Property Trust, strike price $45, expires 02/18/06	(16,500)
(600)	Lincoln National Corp., strike price $55, expires 02/18/06	(36,000)
(256)	Lincoln National Corp., strike price $55, expires 04/22/06	(37,120)
(133)	McDonald’s Corp., strike price $35, expires 02/18/06	(8,645)
(250)	McDonald’s Corp., strike price $35, expires 03/18/06	(31,250)
(268)	McDonald’s Corp., strike price $36.25, expires 02/10/06	(5,360)
(553)	Merck & Co., Inc., strike price $32.50, expires 02/18/06	(127,190)
(383,700)	Merck & Co., Inc., strike price $33.50, expires 03/17/06	(647,386)
(165)	Merck & Co., Inc., strike price $35, expires 04/22/06	(20,625)
(17,000)	National City Corp., strike price $34.19, expires 03/17/06	(16,745)
(20)	National City Corp., strike price $35, expires 02/18/06	(500)
(97,500)	National City Corp., strike price $35.75, expires 02/17/06	(11,154)
(800)	National City Corp., strike price $35.75, expires 03/14/06	(24,800)
(400)	National City Corp., strike price $36, expires 03/24/06	(15,200)
(124)	National Fuel Gas Co., strike price $35, expires 02/18/06	(2,480)
(175)	National Fuel Gas Co., strike price $35, expires 03/18/06	(9,625)
(175)	National Fuel Gas Co., strike price $35, expires 04/22/06	(12,250)
(48,100)	Nicor, Inc., strike price $41.31, expires 02/17/06	(25,301)
(63,000)	Nicor, Inc., strike price $42, expires 03/10/06	(30,870)
(442)	North Fork Bancorporation, Inc., strike price $28, expires 02/10/06	—
(1,083)	North Fork Bancorporation, Inc., strike price $27, expires 04/18/06	(46,569)
(77,000)	Old Republic International Group., strike price $21.06, expires 03/17/06	(52,537)
(15,300)	Otter Tail Corp., strike price $29.50, expires 03/10/06	(21,178)
(180)	Otter Tail Corp., strike price $30, expires 02/18/06	(13,050)
(154)	Otter Tail Corp., strike price $30, expires 04/22/06	(25,410)
(350)	Peoples Energy Corp., strike price $38, expires 02/10/06	(2,800)
(784)	Peoples Energy Corp., strike price $38, expires 04/17/06	(49,000)
(2,217)	Pfizer, Inc., strike price $25, expires 03/18/06	(254,955)
(1,000)	Pfizer, Inc., strike price $22.50, expires 03/18/06	(350,000)
(1,000)	Pfizer, Inc., strike price $23, expires 02/10/06	(247,000)
(1,630)	Pfizer, Inc., strike price $23.50, expires 02/24/06	(340,670)
(3,496)	Pfizer, Inc., strike price $25, expires 02/18/06	(314,640)
(650)	Pfizer, Inc., strike price $25.50, expires 03/10/06	(55,250)
(22,800)	Pinnacle West Capital Corp., strike price $42.30, expires 03/10/06	(25,379)
(47,000)	Pinnacle West Capital Corp., strike price $43, expires 04/21/06	(39,057)
(21,000)	Pitney Bowes, Inc., strike price $42.32, expires 02/10/06	(20,563)
(250)	Pitney Bowes, Inc., strike price $43.25, expires 03/29/06	(17,892)
(176)	Pitney Bowes, Inc., strike price $45, expires 02/18/06	(2,640)
(185)	PPG Industries, Inc., strike price $60, expires 02/18/06	(12,950)
(56,000)	Progress Energy, Inc., strike price $44, expires 03/17/06	(45,248)
(825)	Progress Energy, Inc., strike price $44.25, expires 02/10/06	(17,325)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(765)	Progress Energy, Inc., strike price $44.25, expires 03/10/06	$ (30,600)
(137)	Prologis, strike price $47.50, expires 02/18/06	(51,375)
(501)	Prologis, strike price $50, expires 03/18/06	(98,948)
(1,708)	Regions Financial Corp., strike price $35, expires 02/18/06	(21,350)
(400)	Regions Financial Corp., strike price $35, expires 03/10/06	(2,800)
(500)	Regions Financial Corp., strike price $35, expires 05/20/06	(25,000)
(38,000)	Republic Bancorp, Inc., strike price $12.32, expires 02/17/06	(25,445)
(30,800)	Republic Bancorp, Inc., strike price $12.50, expires 03/10/06	(15,739)
(33,500)	Republic Bancorp, Inc., strike price $12.74, expires 02/10/06	(11,105)
(332)	RPM International, Inc., strike price $18, expires 03/10/06	(37,848)
(70,000)	RPM International, Inc., strike price $18.72, expires 03/17/06	(36,470)
(60,000)	RPM International, Inc., strike price $18.85, expires 04/21/06	(31,680)
(200)	RR Donnelley & Sons Co., strike price $32, expires 03/10/06	(18,200)
(200)	RR Donnelley & Sons Co., strike price $33, expires 03/10/06	(8,458)
(24,000)	S&T Bancorp, Inc., strike price $37.88, expires 03/10/06	(17,496)
(8,000)	S&T Bancorp, Inc., strike price $38.72, expires 02/10/06	(520)
(10,500)	S&T Bancorp, Inc., strike price $39, expires 02/17/06	(1,134)
(164,600)	Sara Lee Corp., strike price $18.11, expires 02/10/06	(58,400)
(2,000)	Sara Lee Corp., strike price $18.50, expires 02/10/06	(18,000)
(349)	Sara Lee Corp., strike price $19, expires 02/24/06	(2,094)
(700)	Sara Lee Corp., strike price $19, expires 03/10/06	(10,500)
(68,500)	Sara Lee Corp., strike price $19, expires 03/17/06	(12,899)
(925)	ServiceMaster Co. (The), strike price $12, expires 02/03/06	(85,100)
(93,800)	ServiceMaster Co. (The), strike price $12.25, expires 02/10/06	(62,189)
(48,000)	ServiceMaster Co. (The), strike price $12.70, expires 03/10/06	(17,851)
(15,700)	ServiceMaster Co. (The), strike price $12.89, expires 03/17/06	(6,495)
(200)	Stanley Works (The), strike price $50, expires 02/18/06	(9,000)
(265)	Stanley Works (The), strike price $51.75, expires 03/24/06	(24,115)
(15,000)	Sun Communities, Inc., strike price $30.34, expires 02/17/06	(44,595)
(16,000)	Sun Communities, Inc., strike price $33.45, expires 04/21/06	(12,400)
(18,000)	Sun Communities, Inc., strike price $33.50, expires 03/10/06	(15,127)
(469)	SunTrust Bank, Inc., strike price $75, expires 02/18/06	(4,690)
(800)	SunTrust Bank, Inc., strike price $75, expires 04/22/06	(62,000)
(26,200)	Synovus Financial Corp., strike price $28.15, expires 02/10/06	(3,293)
(40,000)	Synovus Financial Corp., strike price $28.40, expires 03/17/06	(19,840)
(255)	United Dominion Realty Trust, Inc., strike price $24, expires 02/10/06	(36,975)
(21,800)	United Dominion Realty Trust, Inc., strike price $24.75, expires 03/10/06	(23,609)
(177)	United Dominion Realty Trust, Inc., strike price $25, expires 02/18/06	(11,948)
(30,400)	Vectren Corp., strike price $27.30, expires 02/10/06	(8,694)
(53,000)	Vectren Corp., strike price $28.07, expires 04/21/06	(17,808)
(46,300)	Washington Federal, Inc., strike price $23.85, expires 02/17/06	(27,086)
(775)	Washington Federal, Inc., strike price $25, expires 04/22/06	(42,625)
(100,000)	Washington Mutual, Inc., strike price $43.50, expires 03/17/06	(77,502)
(1,100)	Washington Mutual, Inc., strike price $45, expires 02/18/06	(11,000)
(3,780)	Washington Mutual, Inc., strike price $45, expires 04/22/06	(245,700)
(215,000)	Wells Fargo & Co., strike price $61.99, expires 03/17/06	(265,835)
(1,558)	Wells Fargo & Co., strike price $65, expires 02/18/06	(11,685)
(10,000)	WPS Resources Corp., strike price $57, expires 02/17/06	(4,160)
(13,100)	WPS Resources Corp., strike price $57.52, expires 03/17/06	(9,543)

	Total outstanding call options written (premium received $8,699,840)	(9,196,753)

	Total investments net of outstanding options written—98.8%	$970,077,601
	Other assets in excess of liabilities—1.2%	11,304,611

	Net Assets—100.0%	$981,382,212

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Rate shown is the yield to maturity as of January 31, 2006.
[3]	Cost for Federal income tax purposes is $989,401,208. The net unrealized depreciation on a tax basis is $10,126,854, consisting of $10,811,452 gross unrealized appreciation and $20,938,306 gross unrealized depreciation.
A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Enhanced Dividend Achievers Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006